Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 235,855	$ 52,796
Less: allowance for credit losses	(13,606)	(13,465)
Accounts receivable, net	$ 222,249	$ 39,331